General information	12 Months Ended
Dec. 31, 2025
Disclosure of general information [line items]
General information
1 General information
Aegon Ltd. is an exempted company with liability limited by shares organized under the laws of Bermuda and registered with the Bermuda Registrar of Companies under number 202302830 and recorded in the Dutch Commercial Register under number 27076669. Aegon Ltd. has its registered address at Canon’s Court, 22 Victoria Street, Hamilton HM 12, Bermuda. The Bermuda Monetary Authority is Aegon’s group supervisor.
Aegon Ltd. has its headquarters in the Netherlands at World Trade Center Schiphol, Schiphol Boulevard 223, 1118 BH Schiphol. At
year-end
2025, Aegon Ltd. qualified as a
non-resident
company under Dutch law, certain Dutch law provisions remain applicable to it, including certain provisions of title 9 Book 2 of the Dutch Civil Code regarding the preparation and publication of its annual accounts.
Aegon Ltd. serves as the holding company for the Aegon Group. Aegon’s common shares are listed on Euronext Amsterdam under the symbol ‘AGN’, which is the principal market, and on the New York Stock Exchange (NYSE) under the symbol ‘AEG’. Aegon’s common shares B are not listed to trade on any securities market. On Euronext Amsterdam, only Euronext registered shares may be traded. On NYSE, only New York Registry Shares may be traded.
Aegon Ltd. (or “the Company”) and its subsidiaries (“Aegon” or “the Group”) have life insurance and pensions operations and are also active in savings and asset management operations, accident and health insurance and general insurance. Aegon operates fully owned businesses in the United States, the United Kingdom and Spain, as well as operating the fully owned asset management and Transamerica Life (Bermuda) businesses. Aegon also operates partnerships in Spain & Portugal, China, and Brazil, and a strategic shareholding in the Netherlands. The Group employs around 15,300 people worldwide (2024: around 15,600).
Please note that the designation is uniformly Aegon Ltd. even if it was Aegon N.V. before October 1, 2023.
Aegon Funding Company LLC
Aegon Funding Company LLC (AFC) is an indirect wholly owned subsidiary of Aegon that was established as a financing vehicle to raise funds for the US subsidiaries of Aegon. AFC has been fully consolidated in the financial statements of Aegon under IFRS. If AFC issues debt securities, Aegon will fully and unconditionally guarantee the due and punctual payment of the principal, any premium and any interest on those debt securities when and as these payments become due and payable, whether at maturity, upon redemption or declaration of acceleration, or otherwise. The guarantees of senior debt securities will constitute an unsecured, unsubordinated obligation of Aegon and will rank equally with all other unsecured and unsubordinated obligations of Aegon. The guarantees of subordinated debt securities will constitute an unsecured obligation of Aegon and will be subordinated in right of payment to all senior indebtedness of Aegon.

Aegon Ltd. [member]
Disclosure of general information [line items]
General information	1 General information For the general information, see note 1 General information to the consolidated financial statements of the Group.